REDEEMABLE CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES WARRANTS - The Option (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
		Mar. 31, 2021	Nov. 30, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Temporary equity, new issues (in shares)	[1]						63,806,415
Temporary equity, gross total proceeds							$ 48,146
Warrant purchase price (in dollars per share)		$ 0.001
Warrant liability					$ 1,400	$ 27,469	2,471	$ 83
Other income (loss), net					$ (24,869)	$ (55,839)	$ (55)
Rights
Temporary Equity [Line Items]
Warrants outstanding (in shares)				341,473
Warrant purchase price (in dollars per share)				$ 149.35
Option term				180 days
Warrant liability				$ 500
Warrants And Rights Outstanding, Per Share				$ 1.59
Series D
Temporary Equity [Line Items]
Temporary equity, new issues (in shares)	[1]					45,853,066
Temporary equity, gross total proceeds						$ 36,639
Number of shares exercised (in shares)	[1]					1,000,616	17,953,350
Gross total proceeds						$ 6,009	$ 14,222
Series D | Rights
Temporary Equity [Line Items]
Temporary equity, new issues (in shares)				341,473
Temporary equity, new issues (in dollars per share)		$ 149.35		$ 149.35
Temporary equity, gross total proceeds				$ 51,000
Warrant purchase price (in dollars per share)			$ 149.35
Number of shares exercised (in shares)		245,392	96,081
Number of shares extinguished (in shares)			245,392
Other income (loss), net			$ 500
Number of shares unexercised (in shares)			245,392
Temporary equity, days after date of approval, payment due			150 days
Gross total proceeds		$ 36,700

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.